Restructuring, Impairment and Plant Closing and Transition Costs - Reserves for Restructuring, Impairment and Plant Closing and Transition Costs (Details) - USD ($) $ in Millions	9 Months Ended
Sep. 30, 2021
Accrued restructuring costs roll forward
Accrued liabilities at the beginning of the period	$ 19
Foreign currency effect on liability balance	(2)
Accrued liabilities at the end of the period	22
Current portion of restructuring reserves	14
Long-term portion of restructuring reserve	8
2017 and prior initiatives
Accrued restructuring costs roll forward
Restructuring charges	3
Restructuring payments	(4)
2018 initiatives
Accrued restructuring costs roll forward
Accrued liabilities at the beginning of the period	5
Restructuring charges	4
Restructuring payments	(5)
Accrued liabilities at the end of the period	4
2020 initiatives
Accrued restructuring costs roll forward
Accrued liabilities at the beginning of the period	10
Restructuring charges	10
Restructuring payments	(3)
Accrued liabilities at the end of the period	15
Titanium Dioxide
Accrued restructuring costs roll forward
Accrued liabilities at the beginning of the period	18
Foreign currency effect on liability balance	(2)
Accrued liabilities at the end of the period	21
Current portion of restructuring reserves	13
Long-term portion of restructuring reserve	8
Titanium Dioxide | 2017 and prior initiatives
Accrued restructuring costs roll forward
Restructuring charges	3
Restructuring payments	(4)
Titanium Dioxide | 2018 initiatives
Accrued restructuring costs roll forward
Restructuring charges	4
Restructuring payments	(5)
Titanium Dioxide | 2020 initiatives
Accrued restructuring costs roll forward
Restructuring charges	10
Restructuring payments	(3)
Performance Additives
Accrued restructuring costs roll forward
Accrued liabilities at the beginning of the period	1
Foreign currency effect on liability balance	0
Accrued liabilities at the end of the period	1
Current portion of restructuring reserves	1
Long-term portion of restructuring reserve	0
Performance Additives | 2017 and prior initiatives
Accrued restructuring costs roll forward
Restructuring charges	0
Restructuring payments	0
Performance Additives | 2018 initiatives
Accrued restructuring costs roll forward
Restructuring charges	0
Restructuring payments	0
Performance Additives | 2020 initiatives
Accrued restructuring costs roll forward
Restructuring charges	0
Restructuring payments	$ 0